Other Financial Information (Summary Of Changes In Operating Working Capital) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Financial Information [Abstract]
Accounts receivable	$ 331,679	$ (171,115)	$ 244,828
Inventories	20,532	(29,784)	20,181
Prepaid expenses	(6,623)	(3,187)	(1,391)
Deferred income tax assets			3,128
Accounts payable and accrued liabilities	(272,371)	230,704	(452,491)
Income taxes payable	7,276	4,396	(96,533)
Current deferred income tax liabilities	(5,628)	1,539	11,232
Net (increase) decrease in noncash operating working capital	$ 74,865	$ 32,553	$ (271,046)